Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
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Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Plant and machinery	Furniture, fixtures and equipment	Motor vehicles	Construction in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
COST
As of January 1, 2017	953,260	1,279,798	6,738	18,277	75,510	2,333,583
Additions	—	169	—	78	41,467	41,714
Transfer	—	82,007	—	—	(82,007)	—
Disposals	—	—	—	(5,158)	—	(5,158)

As of December 31, 2017	953,260	1,361,974	6,738	13,197	34,970	2,370,139
Additions	—	789	—	—	1,169	1,958
Transfer	—	36,139	—	—	(36,139)	—
Disposals	—	(146,855)	—	(885)	—	(147,740)

As of December 31, 2018	953,260	1,252,047	6,738	12,312	—	2,224,357

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of January 1, 2017	292,481	640,449	5,803	15,563	—	954,296
Provided for the year	48,376	98,566	272	745	—	147,959
Eliminated on disposal	—	(771)	—	(4,119)	—	(4,890)

As of December 31, 2017	340,857	738,244	6,075	12,189	—	1,097,365
Provided for the year	48,377	97,129	108	461	—	146,075
Eliminated on disposal	—	(117,245)	—	(841)	—	(118,086)

As of December 31, 2018	389,234	718,128	6,183	11,809	—	1,125,354

CARRYING VALUE
As of December 31, 2017	612,403	623,730	663	1,008	34,970	1,272,774

As of December 31, 2018	564,026	533,919	555	503	—	1,099,003

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

As of December 31, 2018	82,034	77,655	81	73	—	159,843

Construction in progress represented plant and equipment pending for installation in the PRC.

Depreciation is provided to the above items of property, plant and equipment other than construction in progress so as to write off the cost of assets, over their estimated useful lives and after taking into account their estimated residual value of 5%, using the straight-line method, on the following bases:

Buildings	20 years or the remaining period of the leases, if shorter
Plant and machinery	3 to 13 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

As of December 31, 2018 and 2017, the Group has not yet obtained property ownership certificate for a portion of its buildings having a carrying amount of RMBNil (US$Nil) and RMB182,011,000, respectively. The Group obtained the respective property ownership rights during 2018.

No impairment loss was made to the carrying amounts of the property, plant and equipment for the years ended December 31, 2016, 2017 and 2018.